Fair Value Measurements (Details) - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account	$ 297,519,738	$ 294,395,846	$ 290,375,895
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Company’s Assets that are Measured at Fair Value on a Recurring Basis [Line Items]
Investments held in Trust Account